Long-Term Debt (Tables)	3 Months Ended
Apr. 30, 2022
Schedule of debt

Debt consisted of the following (in thousands):

	Successor	Successor
	April 30, 2022	January 31, 2022
Term Loan - current portion	$6,404	$4,800
Term Loan - mandatory prepayment from SumTotal sale	31,391	—
Current maturities of long-term debt	$37,795	$4,800

Term Loan - long-term portion	599,404	474,000
Less: Original Issue Discount - long-term portion	(9,294)	(6,724)
Less: Deferred Financing Costs - long-term portion	(5,038)	(5,091)
Long-term debt	$585,072	$462,185

Schedule of maturities of long term debt

The Company’s debt outstanding as of April 30, 2022 matures as shown below (in thousands):

Fiscal year ended January 31:
2023	$36,194
2024	6,404
2025	6,404
2026	6,404
2027	6,404
Thereafter	575,389
Total payments	637,199
Less: Current portion	(37,795)
Less: Unamortized original issue discount and issuance costs	(14,332)
Long-term portion	$585,072